Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES HIGH YIELD TRUST
CIK	dei_EntityCentralIndexKey	0000745967
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 26, 2022
Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2022
Prospectus Date	rr_ProspectusDate	Apr. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Opportunistic High Yield Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHYAX
Federated Hermes Opportunistic High Yield Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHYCX
Federated Hermes Opportunistic High Yield Bond Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHTIX
Federated Hermes Opportunistic High Yield Bond Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHYTX
Federated Hermes Opportunistic High Yield Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHYLX